Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 29, 2016	Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	Zoom Telephonics, Inc.
Entity Central Index Key	0001467761
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Amendment Description	to compile the provisions of the SEC
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 10,642,122
Entity Common Stock, Shares Outstanding		13,580,303
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015